Pledged Assets	12 Months Ended
Dec. 31, 2023
Disclosure Of Collateral [Abstract]
Pledged Assets
40.
PLEDGED ASSETS

The following assets are pledged as collaterals for bank loans, customs duties of the imported materials, warranties of contract performance or the trust account LED entrusts to Land Bank of Taiwan for fund control and property rights management.

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Property, plant and equipment	$2,403	$2,469
Restricted assets (included in other assets - others)	131	546
	$2,534	$3,015